Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
The following is a summary of assets, liabilities, and income and expense transactions with all related parties, shareholders, directors and managers:

	March 31	December 31
Assets	2014	2013
Due from ESW LLC	$13,357	$11,823
Due from VS	555	2,690
Due from UT ESW	3,331	3,199
Due from other related parties	1,750	1,346
	$18,993	$19,058

	Three month periods ended March 31,
	2014	2013
Revenues
Sales to ESW LLC	$8,513	$4,309
Sales to VS	39	12
Sales to UT ESW	66	3,738
	8,618	8,059

Expenses
Fees paid to directors and officers	$-	$117
Payments to other related parties*	-	89

*Payments to other related parties in 2013 consists of donations to Fundación Tecnoglass.

The following is a summary of assets, liabilities, and income and expense transactions as of December 31, 2013 and 2012 with all related parties, shareholders, directors and managers:

Assets—	2013	2012
Due from ESW LLC	$11,823	$1,761
Due from VS	2,690	2,963
Due from Union Temporal ESW	3,199	-
Due from other related parties	1,346	570
	$19,058	$5,294
Revenues—
Sales to ESW LLC and VS	$28,788	$26,123

Expenses—
Fees paid to Directors and Officers	408	592
Paid to other related parties	512	-